Expense Example, No Redemption - INVESCO S&P 500 INDEX FUND - CLASS R	Aug. 27, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 81
Expense Example, No Redemption, 3 Years	252
Expense Example, No Redemption, 5 Years	439
Expense Example, No Redemption, 10 Years	$ 978